Related Party Transactions Disclosure: Schedule of Amounts Due to Related Parties (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Tables/Schedules
Schedule of Amounts Due to Related Parties

	November 30, 2020	May 31, 2020
Due to the Chief Executive Officer (“CEO”)	$109,200	$103,200
Due to the Chief Financial Officer (“CFO”)	7,966	9,533
Due to the Vice President (“VP”), Technology and Operations	-	34,219
Due (from) the Vice President (“VP”), Technology and Operations	3,424	-
Due to a company controlled by the Chief Operating Officer (“COO”)(1)	618,122	n/a
Due to a major shareholder	-	86,786
Due to a company controlled by the COO and major shareholder	2,250	n/a
Due to a company of which the COO is a director of	123	n/a
Due to related parties	$734,237	$233,738

	May 31, 2020	May 31, 2019
Due to the Chief Executive Officer (“CEO”)	$103,200	$75,600
Due to the Chief Financial Officer (“CFO”)	9,533	33,507
Due to the Vice President (“VP”), Technology and Operations	34,219	54,999
Due to the former Chief Medical Officer(1)	n/a	81,059
Due to the former CEO and director (1)	n/a	51,746
Due to the former VP, Corporate Strategy and 10% shareholder	86,786	86,777
Due to related parties	$233,738	$383,688